B2 Net sales (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Summary of Net Sales
Net sales
	2020	2019	2018
Hardware	96,294	86,130	76,792
Software	49,892	48,036	44,633
Services	86,204	93,050	89,413
Net sales	232,390	227,216	210,838
Of which IPR licensing revenues	9,975	9,631	7,954
Of which export sales from Sweden	132,269	120,822	109,969